Nature of the Business and Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Computer Equipment and Software [Member]
Property and equipment estimated useful lives		3 years
Computer Equipment and Software [Member] | Environmental Turf Services, LLC [Member]
Property and equipment estimated useful lives	3 years		3 years
Furniture [Member]
Property and equipment estimated useful lives		3 years
Machinery [Member] | Minimum [Member]
Property and equipment estimated useful lives		3 years
Machinery [Member] | Maximum [Member]
Property and equipment estimated useful lives		5 years
Equipment [Member] | Minimum [Member] | Environmental Turf Services, LLC [Member]
Property and equipment estimated useful lives	5 years		5 years
Equipment [Member] | Maximum [Member] | Environmental Turf Services, LLC [Member]
Property and equipment estimated useful lives	7 years		7 years
Vehicles [Member] | Environmental Turf Services, LLC [Member]
Property and equipment estimated useful lives	5 years		5 years
Furniture And Office Equipment [Member] | Minimum [Member] | Environmental Turf Services, LLC [Member]
Property and equipment estimated useful lives	5 years		5 years
Furniture And Office Equipment [Member] | Maximum [Member] | Environmental Turf Services, LLC [Member]
Property and equipment estimated useful lives	7 years		7 years